Segment Analysis	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Segment Analysis
4	SEGMENT ANALYSIS

Business Segments

The SMBC Group’s business segment information is prepared based on the internal reporting system utilized by management to assess the performance of its business segments.

The SMBC Group has four main business segments: the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, with the remaining operations recorded in Head office account and others.

Wholesale Business Unit

The Wholesale Business Unit provides financing, investment management, risk hedging, and settlement services as well as financial solutions that respond to wide-ranging client needs in relation to M&A and other advisory services and leasing, primarily for large-and mid-sized corporate clients in Japan. This business unit mainly consists of the wholesale businesses of SMBC, SMBC Trust Bank Ltd. (“SMBC Trust Bank”) and Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) and SMBC Nikko Securities Inc. (“SMBC Nikko Securities”).

Retail Business Unit

The Retail Business Unit provides financial services to both consumers residing in Japan and domestic small-sized companies, and mainly consists of the retail business of SMBC, SMBC Trust Bank and SMBC Nikko Securities together with three consumer finance companies, Sumitomo Mitsui Card Company, Limited, Cedyna Financial Corporation and SMBC Consumer Finance Co., Ltd. This business unit offers a wide range of products and services for consumers, including wealth management, settlement services, consumer finance and housing loans, in order to address the financial needs of all individual customers. For small-sized companies, this business unit provides a wide array of financial products and services to comprehensively address business owners’ needs as both corporate managers and individuals such as business and asset succession.

International Business Unit

The International Business Unit supports the global businesses of a diverse range of clients, such as Japanese companies operating overseas, non-Japanese companies, financial institutions, and government agencies and public corporations of various countries. This business unit provides a variety of tailored products and services to meet customer and market requirements, including loans, deposits, clearing services, trade finance, project finance, loan syndication, derivatives, global cash management services, leasing and securities business such as underwriting activities. This business unit mainly consists of the international businesses of SMBC, SMBC Trust Bank, SMFL, SMBC Nikko Securities and their foreign subsidiaries.

Global Markets Business Unit

The Global Markets Business Unit offers solutions through foreign exchange products, derivatives, bonds, stocks, and other marketable financial products and also undertakes asset liability management operations, which help comprehensively control balance sheet liquidity risks and interest rate risks. This business unit consists of the Treasury Unit of SMBC and the Product Unit of SMBC Nikko Securities.

Head office account and others

The Head office account and others represent the difference between the aggregate of the Wholesale Business Unit, the Retail Business Unit, the International Business Unit and the Global Markets Business Unit, and the SMBC Group as a whole. It mainly consists of administrative expenses related to headquarters operations, other subsidiaries and equity-method associates and joint ventures, including The Japan Research Institute, Limited and Sumitomo Mitsui DS Asset Management Company, Limited, which was formed through the merger of Sumitomo Mitsui Asset Management Company, Limited and Daiwa SB Investments Ltd., on April 1, 2019. It also includes internal transactions between the SMBC Group companies, which are eliminated in the consolidated financial statements.

Measurement of Segment Profit or Loss

The business segment information is prepared under the management approach. Consolidated net business profit is used as a profit indicator of banks in Japan. Consolidated net business profit of each segment is calculated by deducting general and administrative expenses (i.e., the total of personnel expense, non-personnel expense and tax), and by adding or deducting others (i.e., share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss based on internal managerial accounting) to or from consolidated gross profits (i.e., the total of net interest income, trust fees, net fee and commission income, net trading income and net other operating income). While the SMBC Group’s disclosure complies with the requirements on segment information in accordance with IFRS, the figures reported to management and disclosed herein are prepared under accounting principles generally accepted in Japan (“Japanese GAAP”). Consequently, the business segment information does not agree with the figures in the consolidated financial statements under IFRS. These differences are addressed in the “Reconciliation of Segmental Results of Operations to Consolidated Income Statements.”

Information regarding the total assets of each segment is not used by management in deciding how to allocate resources and assess performance. Accordingly, total assets are not included in the business segment information.

Segmental Results of Operations

For the fiscal year ended March 31, 2019:

	Wholesale Business Unit(3)	Retail Business Unit	International Business Unit(3)	Global Markets Business Unit	Head office account and others(3)	Total
	(In billions)
Consolidated gross profit(1)	¥784.9	¥1,281.6	¥689.6	¥333.6	¥(243.5)	¥2,846.2
General and administrative expenses	(345.1)	(1,021.4)	(333.4)	(54.2)	39.0	(1,715.1)
Others(2)	45.1	14.4	38.9	19.1	(56.3)	61.2

Consolidated net business profit	¥484.9	¥274.6	¥395.1	¥298.5	¥(260.8)	¥1,192.3

For the fiscal year ended March 31, 2018:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit(1)	¥772.9	¥1,311.7	¥632.0	¥356.2	¥(91.7)	¥2,981.1
General and administrative expenses	(347.9)	(1,027.7)	(280.7)	(53.9)	(106.0)	(1,816.2)
Others(2)	53.7	15.6	46.9	17.5	(94.8)	38.9

Consolidated net business profit	¥478.7	¥299.6	¥398.2	¥319.8	¥(292.5)	¥1,203.8

For the fiscal year ended March 31, 2017:

	Wholesale Business Unit	Retail Business Unit	International Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit(1)	¥776.4	¥1,313.9	¥566.1	¥346.8	¥(82.5)	¥2,920.7
General and administrative expenses	(344.8)	(1,041.1)	(241.2)	(50.2)	(135.1)	(1,812.4)
Others(2)	45.6	12.1	38.5	8.2	(79.8)	24.6

Consolidated net business profit	¥477.2	¥284.9	¥363.4	¥304.8	¥(297.4)	¥1,132.9

(1)

Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)	“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double-accounted for in the managerial accounting.
(3)

Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) became a joint venture from a consolidated subsidiary of the SMBC Group on November 28, 2018. However, for managerial accounting purposes, the full year results of SMFL were included in those of the Wholesale Business Unit and the International Business Unit, while its results after it became a joint venture of the SMBC Group were deducted from those of Head office account and others. For consistency with financial results, the SMBC Group’s share of the profit of SMFL as our joint venture recognized in the consolidated income statement was included in others in the Head office account and others.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements

The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2019	2018	2017
	(In billions)
Consolidated net business profit	¥1,192.3	¥1,203.8	¥1,132.9
Differences between management reporting and Japanese GAAP:
Total credit costs	(110.3)	(94.2)	(164.4)
Gains on equity instruments	116.3	118.9	55.0
Extraordinary gains or losses and others	(74.7)	(119.6)	(44.2)

Profit before tax under Japanese GAAP	1,123.6	1,108.9	979.3

Differences between Japanese GAAP and IFRS:
Scope of consolidation	0.1	(1.6)	(12.0)
Derivative financial instruments	31.3	(20.7)	(110.9)
Investment securities	(129.5)	68.8	(8.8)
Loans and advances	(23.2)	(33.5)	(0.7)
Investments in associates and joint ventures	(86.5)	(1.6)	(15.9)
Property, plant and equipment	(1.2)	1.0	1.3
Lease accounting	(1.4)	(0.5)	(3.7)
Defined benefit plans	(51.4)	(13.2)	22.9
Foreign currency translation	1.3	12.7	3.6
Classification of equity and liability	11.9	14.1	8.4
Others	(43.1)	(15.4)	16.9

Profit before tax under IFRS	¥831.9	¥1,119.0	¥880.4

On April 1, 2018, the SMBC Group adopted IFRS 9 and IFRS 15 retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 9 and IFRS 15. Therefore, the accounting standards under IFRS for the fiscal year ended March 31, 2019 are different from those for the fiscal years ended March 31, 2018 and 2017, when calculating the differences in profit before tax between Japanese GAAP and IFRS. See Note 2 “Summary of Significant Accounting Policies” for further information on accounting changes.

Information about Geographical Areas

The following table shows the total operating income in accordance with IFRS by the main geographical areas. The SMBC Group’s services are provided to domestic and foreign clients on a worldwide basis. These include transactions where SMBC’s branches in Japan may deal with customers located in foreign countries and where SMBC’s overseas branches may provide services to Japanese companies.

To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2019	2018	2017
	(In millions)
Domestic(1):
Japan	¥2,114,145	¥2,670,858	¥2,356,627

Total domestic	2,114,145	2,670,858	2,356,627

Foreign(1)(2):
Americas	315,531	350,118	313,742
Europe and Middle East	371,413	484,807	401,320
Asia and Oceania	401,357	306,564	276,206

Total foreign	1,088,301	1,141,489	991,268

Total operating income(3)	¥3,202,446	¥3,812,347	¥3,347,895

(1)

The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)

Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany, France and others; Asia and Oceania include China, Singapore, Australia and others except Japan.

(3)

Total operating income comprises net interest income, net fee and commission income, net trading income, net income (loss) from financial assets at fair value through profit or loss, net investment income and other income.